INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net loss for the year	$ (3,723,784)	$ (2,243,560)	$ (1,650,745)
Expected Income tax recovery based on statutory rate	(987,000)	(595,000)	(437,000)
Adjustment to expected income tax benefit
Permanent differences	342,000	100,000	111,000
Other	2,000	(7,000)	54,000
Change in unrecognized deferred tax asset	643,000	502,000	272,000
Income tax provision (recovery)	$ 0	$ 0	$ 0